Vessel Charters (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Minimum estimated charter hire payments in the next five fiscal years, as at June 30, 2012, for the Partnership's vessels chartered-in and vessels chartered-out
Leases remainder of 2012	$ 194,904
Leases remainder of 2013	386,945
Leases remainder of 2014	386,945
Leases remainder of 2015	383,802
Leases remainder of 2016	359,725
Charters-in [Member]
Minimum estimated charter hire payments in the next five fiscal years, as at June 30, 2012, for the Partnership's vessels chartered-in and vessels chartered-out
Capital leases remainder of 2012	59,409
Capital leases 2013	100,443
Capital leases 2014	55,728
Capital leases 2015	27,593
Capital leases 2016	27,551
Charters-out [Member]
Minimum estimated charter hire payments in the next five fiscal years, as at June 30, 2012, for the Partnership's vessels chartered-in and vessels chartered-out
Operating leases remainder of 2012	175,639
Operating leases 2013	348,415
Operating leases 2014	348,415
Operating leases 2015	345,272
Operating leases 2016	321,195
Direct financing leases remainder of 2012	19,265
Direct financing leases 2013	38,530
Direct financing leases 2014	38,530
Direct financing leases 2015	38,530
Direct financing leases 2016	$ 38,530